Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cryoport, Inc.
Entity Central Index Key	0001124524
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company